Trade and Other Payables - Additional Information (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure Of Trade And Other Payables [Abstract]
Accrued expenses	€ 2,300		$ 9.6
Accrued expenses based on the exchange rate, net	€ 10,100
Reduction in the amount recognized for invoices not received		€ 6,994